Other Operating Expenses - Auditor's Remuneration - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Expenses [Line Items]
Auditor’s remuneration	£ 31.0	£ 30.0	£ 29.0
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Auditor’s remuneration	30.8	29.4	28.8
KPMG LLP Firms and Associates | SEC Regulations
Other Operating Expenses [Line Items]
Auditor’s remuneration	30.8	29.4	28.8
Remuneration of auditor, other audit-related fees	0.1	0.3	0.2
Remuneration of auditor, tax fees	0.0	0.0	0.0
Remuneration of auditor, all other fees	0.7	0.7	0.9
Accounting firms | SEC Regulations
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 30.0	£ 28.4	£ 27.7